Derivative Financial Instruments Fair Values of Derivatives by Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value, Gross Asset	$ 58,836	$ 47,693	$ 105,295
Liability Derivatives, Fair Value, Gross Liability	46,389	50,782	38,302
Interest Rate Swap | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount of Cash Flow Hedge Instruments	1,003,000	1,153,000	888,000
Asset Derivatives, Fair Value, Gross Asset	0	0	1,893
Liability Derivatives, Fair Value, Gross Liability	146,541	133,897	24,732
Interest Rate Swap | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount		18,000	18,000
Asset Derivatives, Fair Value, Gross Asset		0	0
Liability Derivatives, Fair Value, Gross Liability		831	217
Interest Rate Lock Commitments | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,154,183	828,866	608,126
Asset Derivatives, Fair Value, Gross Asset	16,661	8,059	1,989
Liability Derivatives, Fair Value, Gross Liability	1,505	126	5,663
Forward Sales Commitments | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,602,404	1,278,899	1,366,401
Asset Derivatives, Fair Value, Gross Asset	3,272	1,140	27,682
Liability Derivatives, Fair Value, Gross Liability	19,581	13,340	2,490
Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,005,432	1,114,838	1,002,903
Asset Derivatives, Fair Value, Gross Asset	11,987	9,494	37,653
Liability Derivatives, Fair Value, Gross Liability	7,924	16,293	2,008
Equity, Foreign Currency, Commodity and Metals Indexed Options | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	215,325	220,465	165,740
Asset Derivatives, Fair Value, Gross Asset	17,533	20,460	28,131
Liability Derivatives, Fair Value, Gross Liability	0	0	0
Options Embedded In Customer Deposits | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	214,623	218,514	164,909
Asset Derivatives, Fair Value, Gross Asset	0	0	0
Liability Derivatives, Fair Value, Gross Liability	17,379	20,192	27,862
Indemnification Asset | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	369,215	277,593	497,903
Asset Derivatives, Fair Value, Gross Asset	9,383	0	8,680
Liability Derivatives, Fair Value, Gross Liability	0	0	0
Derivative
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value, Gross Asset	58,836	47,693	107,188
Liability Derivatives, Fair Value, Gross Liability	192,930	184,679	63,034
Recourse Commitment Asset | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount		204,501
Asset Derivatives, Fair Value, Gross Asset		8,540
Liability Derivatives, Fair Value, Gross Liability		0
Optional Forward Sales Commitments | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount			80,173
Asset Derivatives, Fair Value, Gross Asset			1,160
Liability Derivatives, Fair Value, Gross Liability			$ 62